Average Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Fundamental Small-Mid Cap ETF	Nov. 29, 2024
Fidelity Fundamental Small-Mid Cap ETF | Return Before Taxes
Average Annual Return:
Past 1 year	17.17%
Since Inception	6.45%	[1]
Fidelity Fundamental Small-Mid Cap ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.99%
Since Inception	6.31%	[1]
Fidelity Fundamental Small-Mid Cap ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.26%
Since Inception	4.97%	[1]
RS025
Average Annual Return:
Past 1 year	17.42%
Since Inception	2.26%
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	7.82%

[1]	A From February 2, 2021 .